Deposits (Tables)	12 Months Ended
Mar. 31, 2013
Deposit Liabilities Table Disclosures

Deposits include demand deposits, which are non-interest-bearing, and savings and time deposits, which are interest-bearing. Deposits as of March 31, 2012 and March 31, 2013 were as follows:

	As of March 31,
	2012		2013		2013
	(In millions)
Interest-bearing:
Savings deposits	Rs.	739,974.6	Rs.	882,099.8	US$	16,179.3
Time deposits		1,272,083.3		1,556,162.2		28,543.0

Total interest-bearing deposits		2,012,057.9		2,438,262.0		44,722.3
Non-interest-bearing deposits		452,991.7		522,271.9		9,579.5

Total	Rs.	2,465,049.6	Rs.	2,960,533.9	US$	54,301.8

Time Deposits By Maturity

As of March 31, 2013, the scheduled maturities for total time deposits were as follows:

	As of March 31, 2013
	(In millions)
Due to mature in the fiscal year ending March 31:
2014	Rs.	1,230,190.8	US$	22,564.0
2015		175,228.5		3,214.0
2016		50,842.4		932.6
2017		26,176.8		480.2
2018		69,427.1		1,273.4
Thereafter		4,296.6		78.8

Total	Rs.	1,556,162.2	US$	28,543.0